Transactions and Balances with Related Parties (Schedule of Compensation to Individuals Employed by Company) (Details) - Director [Member] € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) People	Dec. 31, 2018 EUR (€) People	Dec. 31, 2017 EUR (€) People
Disclosure of transactions between related parties [line items]
Number of people for short-term employee Benefits | People	3	2	2	[1]
Number of people for post employment Benefits | People	2	2	2	[1]
Number of people for Share-based payments | People	1	2	2	[1]
Short-term employee Benefits | €	€ 689	€ 371	€ 377
Post-employment Benefits | €	56	48	57
Share-based payments | €	€ 29

[1]	Including retired employees that were not employed throughout the entire year.